Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party

Note 10 – Related Party

Since the company’s establishment, the company’s founder and CEO has also been the largest investor who participated - either directly or through entities under his control - in all funding rounds and convertible notes in a total amount of approximately $44.67 million.

In July 2023, the Company entered into Unsecured Convertible Revolving Promissory Note (the “Second Note”) with its main shareholder in the amount of up to $2,000. At any time, the Noteholder may, in its sole discretion, lend to the Company from time to time until the first-year anniversary of the Effective Date such amounts as may be requested by the Company in accordance with the terms and conditions of this Second Note. The principal amount outstanding under this Second Note from time to time shall bear interest at a rate per annum equal to the Applicable Federal Rate. In October 2023, the Second Note was amended whereby principal amount was increased up to $3,000. During 2025, Company received a total of $451 and repaid $770 from the outstanding balance.

The total interest expenses recorded for the six months ended June 30, 2025, and 2024 were $26 and $42 respectively.

As of June 30, 2025, and December 31, 2024, the Revolving Promissory Note outstanding balance was approximately $1.58 million and $1.87 million, respectively.

Note 10 – Related Party

Since the company’s establishment, the company’s founder and CEO has also been the largest investor who participated in all funding rounds and convertible notes in a total amount of approximately $34.2 million.

In December 2021, the Company entered into Unsecured Grid Note agreement (the “Note”) with its main shareholder in the amount of up to $1,000. Company received three installments of $300 each on December 3, 2021, December 10, 2021, and December 13, 2021 (Collectively “the related party loans” and individually each a “Loan”).

The unpaid principal of each Loan bear simple interest of 5% per annum from the date of borrowing. According to the terms of the Note, the Loans shall be due and payable on demand by Lender (the “Maturity Date”). In the event that (i) the Company issues and sells any debt, equity or other securities of the Company, or any combination thereof, to investors in a bona-fide arms-length transaction for aggregate consideration (including conversion of any outstanding indebtedness) of at least $2,000 and (ii) this Note has not been paid in full, then the entire outstanding principal balance and all unpaid accrued interest of this Note shall automatically convert in whole without any further action by the Lender into such debt, equity or other securities of the Company issued pursuant to such financing transaction on the same terms and conditions as given to the investors.

In May 2022, the Company entered into Unsecured Grid Note agreement (the “Second Note”) with its main shareholder in the amount of up to $1,000 under the same terms. Company received two installments of $400 and 350 on May 5, 2022, and May 26, 2022 (Collectively ““the related party loans” and individually each a “Loan”).

In June 2022, the Company entered into Unsecured Grid Note agreement (the “Third Note”) with its main shareholder in the amount of up to $5,000 under the same terms. Company received sixteen installments for a total of $4,625 (Collectively “the related party loans” and individually each a “Loan”).

In October 2022, the Company entered into Unsecured Grid Note agreement (the “Fourth Note”) with its main shareholder in the amount of up to $5,000 under the same terms. Company received six installments for a total of $1,650 (Collectively “the related party loans” and individually each a “Loan”).

In 2022, the related party loans in the amount of $6,275 were reassigned to the Convertible Promissory Note.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In 2023, 1,450 were reassigned to the Convertible Promissory Note and 200 were reassigned to the Unsecured Convertible Revolving Promissory Note. See below.

In July 2023, the Company entered into Unsecured Convertible Revolving Promissory Note (the “Second Note”) with its main shareholder in the amount of up to $2,000. At any time, the Noteholder may, in its sole discretion, lend to the Company from time to time until the first-year anniversary of the Effective Date such amounts as may be requested by the Company in accordance with the terms and conditions of this Second Note. The principal amount outstanding under this Second Note from time to time shall bear interest at a rate per annum equal to the Applicable Federal Rate. In October 2023, the Second Note was amended whereby principal amount was increased up to $3,000. During 2023, Company received a total of $2,350 and repaid $1,000 from the outstanding balance. During 2024, Company received a total of $1,110 and repaid $910 from the outstanding balance.

The total interest expenses recorded in 2024 and 2023 were $85 and $35, respectively.

As of December 31, 2024 and 2023, the Revolving Promissory Note outstanding balance was $1,870 and $1,585 ,respectively.